Schedule of Restructuring and Related Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012		Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring Cost and Reserve
Beginning balance			$ 74	[1],[2]	$ 81	[1]	$ 101		$ 185
Provision/(Benefit)	27		(27)		52		54		55
Utilization and other			(15)	[3]	(59)	[3]	(74)	[3]	(139)	[3]
Ending balance	74	[1],[2]	18	[2]	74	[1],[2]	81	[1]	101
Separation adjustment			(14)	[4]
Employee Termination Costs
Restructuring Cost and Reserve
Beginning balance			68	[1],[2]	70	[1]	90		180
Provision/(Benefit)			(27)		49		53		15
Utilization and other			(10)	[3]	(51)	[3]	(73)	[3]	(105)	[3]
Ending balance	68	[1],[2]	17	[2]	68	[1],[2]	70	[1]	90
Separation adjustment			(14)	[4]
Asset Impairments [Member]
Restructuring Cost and Reserve
Beginning balance			0	[1],[2]	0	[1]	0		0
Provision/(Benefit)			0		4		0		5
Utilization and other			0	[3]	(4)	[3]	0	[3]	(5)	[3]
Ending balance	0	[1],[2]	0	[2]	0	[1],[2]	0	[1]	0
Separation adjustment			0	[4]
Exit Costs
Restructuring Cost and Reserve
Beginning balance			6	[1],[2]	11	[1]	11		5
Provision/(Benefit)			0		(1)		1		35
Utilization and other			(5)	[3]	(4)	[3]	(1)	[3]	(29)	[3]
Ending balance	6	[1],[2]	1	[2]	6	[1],[2]	11	[1]	11
Separation adjustment			$ 0	[4]

[1]	At December 31, 2012 and 2011, included in Other current liabilities ($63 million and $53 million, respectively) and Other noncurrent liabilities ($11 million and $28 million, respectively).
[2]	At June 30, 2013 and December 31, 2012, included in Other current liabilities ($9 million and $63 million, respectively) and Other noncurrent liabilities ($9 million and $11 million, respectively).
[3]	Includes adjustments for foreign currency translation.
[4]	See Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: Adjustments Associated with the Separation.